FINANCE ITEMS	12 Months Ended
Mar. 31, 2018
Disclosure of finance items [Abstract]
FINANCE ITEMS
17.	FINANCE ITEMS

Finance items consist of:

	Years ended March 31,
Finance income	2018	2017
Interest income	$2,839	$2,206

	Years ended March 31,
Finance costs	2018	2017
Interest on mine right fee	$-	$226
Interest on bank loan	-	152
Unwinding of discount of environmental rehabilitation provision	449	382
	$449	$760